Principal accounting policies (Schedule of Cash and Cash Equivalents) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 483,305		$ 111,376		$ 60,494	$ 10,669
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	326,436		43,179
U.S. Dollars [Member] | USA [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,944		3
U.S. Dollars [Member] | Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	289,522		43,066
U.S. Dollars [Member] | China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	29,459		108
U.S. Dollars [Member] | China [Member] | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3,511		$ 2
Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		¥ 1,021,929		¥ 417,303
Renminbi [Member] | USA [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		247,043		434
Renminbi [Member] | Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		6		7
Renminbi [Member] | China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		324,952		317,156
Renminbi [Member] | China [Member] | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		¥ 449,928		¥ 99,706